INCOME TAXES	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14: INCOME TAXES

The Company accounts for income taxes taking into account deferred tax assets and liabilities which represent the future tax consequences of the differences between financial statement carrying amounts of assets and liabilities versus the tax basis of assets and liabilities. Under this method, deferred tax assets are recognized for deductible temporary differences, and operating loss and tax credit carryforwards. Deferred liabilities are recognized for taxable temporary differences. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The impact of tax rate changes on deferred tax assets and liabilities is recognized in the year the change is enacted. Due to recurring losses, the Company’s tax provision for the years ended June 30, 2021 and 2020 was $0.

At June 30, 2021 and 2020, the difference between the effective income tax rate and the applicable statutory federal income tax rate is summarized as follows:

	June 30,
	2021	2020
Statutory federal rate	21.0%	21.0%
State income tax rate, net of federal benefit	6.5%	6.5%
Permanent differences, including stock based compensation and beneficial conversion interest expense	-%	(0.1)%
Change in valuation allowance	(27.5)%	(27.4)%
Effective tax rate	-%	-%

At June 30, 2021 and 2020, the Company’s deferred tax assets were as follows:

	June 30,
	2021		2020
Deferred tax assets
Federal and state net operating loss carry forward		$24,126,409		$23,838,735
Deferred stock warrants		22,184		5,157,262
Other temporary differences		241,610		509,789
Total deferred tax asset		24,390,203		29,505,786
Deferred tax liabilities
Other temporary differences		(4,389)		-
Total deferred tax liabilities		(4,389)		-
Net deferred tax asset		24,385,814		29,505,786
Less: valuation allowance		(24,385,814)		(29,505,786)
	$-		$-

Valuation Allowance

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences will become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. The Company has recorded a full valuation allowance against its net deferred tax assets because it is not currently able to conclude that it is more likely than not that these assets will be realized. The amount of deferred tax assets considered to be realizable could be increased in the near term if estimates of future taxable income during the carryforward period are increased. The valuation allowance decreased by $5,119,972 during the fiscal year ended June 30, 2021, of which $1,496,544 of the decrease relates to the calculation of the current fiscal year tax provision and $3,623,428 of the decrease is a result of prior year adjustments and net operating loss expirations. The valuation allowance increased by $3,349,031 during the fiscal year ended June 30, 2020, as a result of the fiscal year tax provision calculation and other adjustments.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 14: INCOME TAXES (continued)

Other Income Tax Related Items

At June 30, 2021 and 2020, the Company has federal net operating loss carryforwards of approximately $87,000,000 and $87,000,000, respectively, due to the generation of current fiscal year net operating loss carryforward of approximately $14,000,000 and the expiration of the fiscal year June 30, 2001 net operating loss carryforward of approximately $13,000,000. Net operating loss carryforwards generated before January 1, 2018 will expire through 2037. Under the Internal Revenue Code Section 382, certain stock transactions which significantly change ownership, including the sale of stock to new investors, the exercise of options to purchase stock, or other transactions between shareholders could limit the amount of net operating loss carryforwards that may be utilized on an annual basis to offset taxable income in future periods.

At June 30, 2021 and 2020, the Company had no material unrecognized tax benefits and no adjustments to liabilities or operations were required. The Company does not expect that its unrecognized tax benefits will materially increase within the next twelve months. The Company did not recognize any interest or penalties related to uncertain tax positions at June 30, 2021 and 2020.

Enacted in late 2017, the Tax Cut and Jobs Act (“TCJA”) imposed a one-time tax on earnings held outside the United States (“U.S.”). The Company did not have any earnings subject to this tax. Beginning in 2018, earnings generated outside the U.S. are not subject to U.S. tax when repatriated. If the Company engages in certain business activities, non-U.S. earnings may be required to be include in the income of the U.S. parent company. The TCJA added rules that require the U.S. parent company to include in income certain low taxed income. These so called Global Intangible Low-Taxed Income (“GILTI”) rules are not applicable to the Company.

During May 2020, the Company received $33,332 under the Small Business Administration’s Paycheck Protection Program (“PPP Loan”) created as part of the recently enacted CARES Act administered by the Small Business Administration (“SBA”). Certain amounts of the loan may be forgiven if they are used towards qualifying expenses as described in the CARES Act. In the event that forgiveness is applied for and received, the loan will not be considered cancellation of debt income and will be considered tax exempt for income tax purposes.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020